Expense Example	Oct. 31, 2025 USD ($)
Nuveen International Responsible Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	1,380
Nuveen International Responsible Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	88
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	438
Nuveen International Responsible Equity Fund | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	587
Nuveen International Responsible Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	155
Expense Example, with Redemption, 10 Years	388
Nuveen International Responsible Equity Fund | Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	697
Nuveen Lifecycle 2010 Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	736
Nuveen Lifecycle 2010 Fund | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	331
Expense Example, with Redemption, 10 Years	821
Nuveen Lifecycle 2010 Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	639
Nuveen Lifecycle 2010 Fund | Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	941
Nuveen Green Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	450
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,431
Nuveen Green Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	811
Nuveen Green Bond Fund | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	881
Nuveen Green Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	690
Nuveen Green Bond Fund | Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	991
Nuveen Short Duration Impact Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,308
Nuveen Short Duration Impact Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	726
Nuveen Short Duration Impact Bond Fund | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	883
Nuveen Short Duration Impact Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	702
Nuveen Short Duration Impact Bond Fund | Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	1,003
Nuveen Lifestyle Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	851
Expense Example, with Redemption, 5 Years	1,072
Expense Example, with Redemption, 10 Years	1,707
Nuveen Lifestyle Growth Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	909
Nuveen Lifestyle Growth Fund | Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,091
Nuveen Lifestyle Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	834
Nuveen Lifestyle Growth Fund | Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,122